Label	Element	Value
Investor Class Prospectus | Innovator McKinley Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001415726_SupplementTextBlock
Innovator McKinley Income Fund (the “Fund”)

Supplement to the Fund’s Class A Prospectus and Statement of Additional Information (“SAI”)

dated March 30, 2015 (as supplemented)

Effective December 1, 2015 (the “Effective Date”), the Fund will no longer impose a sales charge (load) on the purchase, or a redemption fee on the sale or exchange, of its Class A shares.   In connection with those changes, Class A shares will be redesignated as “Investor Class” shares.  Accordingly, the following changes are made to the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Innovator McKinley Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	On the Effective Date, the “Shareholder Fees” table and its preceding paragraph in the Fund Summary portion of the Prospectus are hereby revised as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The acquired fund fees and expenses shown below are incurred indirectly by the Fund through its ownership of shares in other investment companies and in business development companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
2.	On the Effective Date, the “Expense” example table in the Fund Summary portion of the Prospectus is hereby revised as follows:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	* * * Please keep this supplement for future reference. This supplement is dated October 30, 2015.
Investor Class Prospectus | Innovator McKinley Income Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,057